TURNER FUNDS

TURNER EMERGING GROWTH FUND

TURNER SPECTRUM FUND

Investor Class

Institutional Class

Supplement dated March 25, 2014

to the Prospectus dated January 31, 2014

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following changes are made to the Prospectus, effective April 15, 2014:

1.                         The disclosure under “Spectrum Fund — Management — Portfolio Managers” on pages 12-13 is deleted and replaced by the following:

The Global Consumer Strategy is managed by lead portfolio manager Jason D. Schrotberger, CFA. The Global Financial Services Strategy is managed by lead portfolio manager David Honold, CFA. The Global Medical Sciences Strategy is managed by lead portfolio manager Michael S. Tung, MD. The Select Opportunities Strategy is managed by lead portfolio manager Frank Sustersic, CFA. The Titan Strategy is managed by lead portfolio manager Christopher E. Baggini, CFA. The Global Resources and Infrastructure Strategy is managed by co-lead portfolio managers Joshua B. Kohn, CFA and Jonathan Treitel.

David Honold, CFA, Portfolio Manager/Global Equity Analyst, joined Turner in 2005. Jason D. Schrotberger, CFA, Senior Portfolio Manager/Global Equity Analyst, joined Turner in 2001. Michael S. Tung, MD, Portfolio Manager/Global Equity Analyst joined Turner in 2013. Frank Sustersic, CFA, Senior Portfolio Manager/Global Equity Analyst, joined Turner in 1994. Christopher E. Baggini, CFA, Senior Portfolio Manager/Global Equity Analyst, joined Turner in 2010. Joshua B. Kohn, CFA, Portfolio Manager/Global Equity Analyst, joined Turner in 2010. Jonathan Treitel, Portfolio Manager/Global Equity Analyst, joined Turner in 2013.

2.                         The second paragraph under “Portfolio Managers” on page 48 is deleted and replaced by the following:

Each Investment Strategy of the Spectrum Fund is managed by a separate team of portfolio managers. The Global Consumer Strategy is managed by a team led by Jason D. Schrotberger, CFA. The Global Financial Services Strategy is managed by a team led by David Honold, CFA. The Global Medical Sciences Strategy is managed by a team led by Michael S. Tung, MD. The Select Opportunities Strategy is managed by a team led by

Frank Sustersic, CFA. The Titan Strategy is managed by a team lead by Christopher E. Baggini, CFA. The Global Resources and Infrastructure Strategy is managed by a team co-led by Joshua B. Kohn, CFA and Jonathan Treitel.

3.                         The tenth paragraph under “Portfolio Managers” on page 48 is deleted and replaced by the following:

Jonathan Treitel, Portfolio Manager/Global Equity Analyst, co-lead portfolio manager of the Global Resources and Infrastructure Strategy in the Spectrum Fund.  Mr. Treitel joined Turner in 2013 and has eight years of investment experience.  Prior to joining Turner, Mr. Treitel was employed with Encompass Capital Advisors as an Energy Analyst during 2012, Deutsche Bank as an Equity Research, E&P from 2011 to 2012, and Welch Capital Partners as an Equity Analyst from 2006 to 2011.

The following changes are made to the Prospectus, effective April 21, 2014:

4.                         The second paragraph under “Principal Strategy” on page 10 is deleted and replaced with the following:

The Fund invests its assets using the following five Investment Strategies:  (1) Global Consumer; (2) Global Financial Services; (3) Global Medical Sciences; (4) Titan; and (5) Global Resources and Infrastructure.  Although the weightings of each Investment Strategy will vary, it is the Adviser’s current intention to attempt to rebalance its investment portfolio annually as of each December 31st to allocate approximately 20.0% of its assets to each Investment Strategy.

5.                         The eighth paragraph under “Principal Strategy on page 10 is deleted in its entirety.

6.                         The disclosure under “Spectrum Fund — Management — Portfolio Managers” on pages 12-13 is deleted and replaced by the following:

The Global Consumer Strategy is managed by lead portfolio manager Jason D. Schrotberger, CFA. The Global Financial Services Strategy is managed by lead portfolio manager David Honold, CFA. The Global Medical Sciences Strategy is managed by lead portfolio manager Michael S. Tung, MD. The Titan Strategy is managed by lead portfolio manager Christopher E. Baggini, CFA. The Global Resources and Infrastructure Strategy is managed by co-lead portfolio managers Joshua B. Kohn, CFA and Jonathan Treitel.

David Honold, CFA, Portfolio Manager/Global Equity Analyst, joined Turner in 2005. Jason D. Schrotberger, CFA, Senior Portfolio Manager/Global Equity Analyst, joined Turner in 2001. Michael S. Tung, MD, Portfolio Manager/Global Equity Analyst joined Turner in 2013. Christopher E. Baggini, CFA, Senior Portfolio Manager/Global Equity Analyst, joined Turner in 2010. Joshua B. Kohn, CFA, Portfolio Manager/Global Equity Analyst, joined Turner in 2010. Jonathan Treitel, Portfolio Manager/Global Equity Analyst, joined Turner in 2013.

7.                         The disclosure under “Emerging Growth Fund — Management — Portfolio Manager” on page 23 is deleted and replaced by the following:

Peter Niedland, Portfolio Manager/Global Equity Analyst, is the lead portfolio manager of the Emerging Growth Fund. Mr. Niedland joined Turner in 2014.

8.                         The second paragraph under “TURNER SPECTRUM FUND:  Fund Strategy” on page 39 is deleted and replaced with the following:

The Fund invests its assets utilizing the following five Investment Strategies: (1) Global Consumer; (2) Global Financial Services; (3) Global Medical Sciences; (4) Titan; and (5) Global Resources and Infrastructure. The Adviser may add, remove or change an Investment Strategy at any time in its sole discretion. The Fund is not required to maintain allocations to each Investment Strategy in any proportion and the relative allocations will vary based upon the performance of each Investment Strategy or due to other circumstances including, without limitation, capacity and liquidity restraints. Cash flows due to investments and redemptions may be allocated among the Investment Strategies in any manner, as determined by the Adviser in its sole discretion. Although the weightings of each Investment Strategy will vary, it is the Adviser’s current intention to attempt to rebalance its investment portfolio annually as of each December 31st to approximately the following equal weightings:

Turner Global Consumer Strategy	20.0%
Turner Global Financial Services Strategy	20.0%
Turner Global Medical Sciences Strategy	20.0%
Turner Titan Strategy	20.0%
Turner Global Resources and Infrastructure Strategy	20.0%

The Adviser may rebalance the investment portfolio at any other time.  These weightings can be changed in the Adviser’s discretion without notice to shareholders.

9.                         The first and second paragraphs under “Portfolio Managers” on page 48 are deleted and replaced by the following:

The Market Neutral Fund is managed by a team co-led by Robert E. Turner, CFA and David Kovacs, CFA. The Medical Sciences Long/Short Fund is managed by a team led by Michael S. Tung. The Titan Fund is managed by a team led by Christopher Baggini. The All Cap Growth Fund is managed by a team co-led by Christopher K. McHugh and Tara R. Hedlund. The Emerging Growth Fund is managed by a team led by Peter Niedland. The Large Growth Fund is managed by a team led by Robert Turner. The Midcap Growth Fund is managed by a team led by Christopher K. McHugh. The Small Cap Growth Fund is managed by a team led by Jason D. Schrotberger.

Each Investment Strategy of the Spectrum Fund is managed by a separate team of portfolio managers. The Global Consumer Strategy is managed by a team led by Jason D.

Schrotberger, CFA. The Global Financial Services Strategy is managed by a team led by David Honold, CFA. The Global Medical Sciences Strategy is managed by a team led by Michael S. Tung, MD. The Titan Strategy is managed by a team lead by Christopher E. Baggini, CFA. The Global Resources and Infrastructure Strategy is managed by a team co-led by Joshua B. Kohn, CFA and Jonathan Treitel.

10.                  The sixth paragraph under “Portfolio Managers” on page 48 is deleted and replaced by the following:

Peter Niedland, Portfolio Manager/Global Equity Analyst, is the lead portfolio manager of the Emerging Growth Fund.  Mr. Niedland joined Turner in 2014 and has 9 years of investment experience.  Prior to joining Turner, Mr. Niedland was employed with Watchman Ventures as Consultant/Special Projects from 2012 to 2013, Conestoga Capital Advisers, LLC as Portfolio Manager during 2012, and Emerald Advisers as Sr. VP Portfolio Manager from 2009 to 2011.

11.                  Effective April 21, 2014, the Select Opportunities Strategy is no longer an Investment Strategy of Turner Spectrum Fund.  All references to the Select Opportunities Strategy in the Prospectus are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

TURNER FUNDS

TURNER EMERGING GROWTH FUND

TURNER SPECTRUM FUND

Investor Class

Institutional Class

Supplement dated March 25, 2014

to the Statement of Additional Information (“SAI”) dated January 31, 2014

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE SAI.

The following changes are made to the SAI, effective April 15, 2014:

1.                          The first entry in the table titled “Turner Spectrum Fund” on page 45 is deleted and replaced by the following:

Jonathan Treitel (Co-Lead Manager, Global Resources and Infrastructure Strategy) (as of January 31, 2014)	0 Accounts $0	0 Accounts $0	0 Accounts $0	0 Accounts	$0	0 Accounts	$0	0 Accounts	$0

2.                          The first line on page 53 in the table under “Portfolio Managers — Portfolio Manager’s Ownership of Securities in the Funds” is deleted and replaced by the following:

Spectrum Fund	Frank Sustersic Jason Schrotberger David Honold Michael S. Tung (as of January 31, 2014) Christopher Baggini Jonathan Treitel (as of January 31,	None $50,001 - $100,000 None None $1 - $10,000 None

2014) Joshua B. Kohn	None

The following changes are made to the SAI, effective April 21, 2014:

3.                          The first paragraph under “INVESTMENT POLICIES:  Turner Spectrum Fund” on page 3 is deleted and replaced by the following:

Turner Spectrum Fund:  The Spectrum Fund invests its assets utilizing the following five Investment Strategies: (1) Global Consumer; (2) Global Financial Services; (3) Global Medical Sciences; (4) Titan; and (5) Global Resources and Infrastructure.  Each of the Investment Strategies is described in more detail below.  The Adviser may add, remove or change an Investment Strategy at any time in its sole discretion.  The Fund is not required to maintain allocations to each Investment Strategy in any proportion and the relative allocations will vary based upon the performance of each Investment Strategy or due to other circumstances including, without limitation, capacity and liquidity restraints.  Cash flows due to investments and redemptions may be allocated among the Investment Strategies in any manner, as determined by the Adviser in its sole discretion. Although the weightings of each Investment Strategy will vary, it is the Adviser’s current intention to attempt to rebalance its investment portfolio annually as of each December 31st to approximately the following equal weightings:

Turner Global Consumer Strategy	20.0%
Turner Global Financial Services Strategy	20.0%
Turner Global Medical Sciences Strategy	20.0%
Turner Titan Strategy	20.0%
Turner Global Resources and Infrastructure Strategy	20.0%

The Adviser may rebalance the investment portfolio at any other time.  These weightings can be changed in the Adviser’s discretion without notice to shareholders.

4.                          The third full paragraph under “INVESTMENT POLICIES” on page 5 is deleted in its entirety.

5.                          The first entry in the table titled “Spectrum Fund” on page 44 is deleted in its entirety.

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6.                                      The table under “Portfolio Managers — Other Accounts Managed by the Portfolio Managers — Emerging Growth Fund” on page 48 is deleted and replaced by the following:

Turner Emerging Growth Fund

(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Peter Niedland (Lead Manager) (information as of January 31, 2014)	0 Accounts $0	0 Accounts $0	0 Accounts $0	0 Accounts	$0	0 Accounts	$0	0 Accounts	$0

7.                          The second line on page 54 in the table under “Portfolio Managers — Portfolio Manager’s Ownership of Securities in the Funds” is deleted and replaced by the following:

Emerging Growth Fund	Peter Niedland (as of January 31, 2014)	None

8.                          The first line in the table under “Portfolio Managers — Portfolio Manager’s Ownership of Securities in the Funds — Spectrum Fund” on page 53 is deleted.

9.                                      Effective April 21, 2014, the Select Opportunities Strategy is no longer an Investment Strategy of Turner Spectrum Fund.  All references to the Select Opportunities Strategy in the SAI are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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